Schedule of Investments (unaudited)
September 30, 2024
BlackRock LifePath® Index Retirement Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 40.0%
iShares Core MSCI Total International Stock ETF	12,667,990	$ 920,076,114
iShares Developed Real Estate Index Fund, Class K	16,696,391	175,312,104
Large Cap Index Master Portfolio	$1,795,441,919	1,795,441,919
Master Small Cap Index Series	$156,776,019	156,776,019
		3,047,606,156
Fixed-Income Funds — 59.7%
iShares TIPS Bond ETF	5,318,106	587,491,170
iShares U.S. Intermediate Credit Bond Index Fund	63,066,362	642,015,560
iShares U.S. Intermediate Government Bond Index Fund	158,416,748	1,582,583,310
iShares U.S. Long Credit Bond Index Fund	17,969,867	173,588,916
iShares U.S. Long Government Bond Index Fund	56,262,534	477,668,914
iShares U.S. Securitized Bond Index Fund	112,474,552	1,089,878,411
		4,553,226,281

Security	Shares	Value
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(b)	11,850,425	$ 11,850,425
Total Investments — 99.8% (Cost: $6,046,711,867)		7,612,682,862
Other Assets Less Liabilities — 0.2%		14,174,175
Net Assets — 100.0%		$ 7,626,857,037

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares/ Investment Value Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 17,242,242	$ —	$ (17,237,555)(b)	$ (4,185)	$ (502)	$ —	—	$ 18,392 (c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	14,730,357	—	(2,879,932)(b)	—	—	11,850,425	11,850,425	349,724	—
iShares Core MSCI Total International Stock ETF	943,711,774	31,857,567	(157,161,451)	18,520,039	83,148,185	920,076,114	12,667,990	12,898,186	—
iShares Developed Real Estate Index Fund, Class K	170,020,579	9,215,800	(20,532,222)	(2,597,287)	19,205,234	175,312,104	16,696,391	3,040,813	—
iShares TIPS Bond ETF	577,576,769	45,489,456	(51,268,525)	(3,524,140)	19,217,610	587,491,170	5,318,106	11,300,868	—
iShares U.S. Intermediate Credit Bond Index Fund	725,951,944	58,029,498	(155,454,836)	(1,859,220)	15,348,174	642,015,560	63,066,362	21,489,922	—
iShares U.S. Intermediate Government Bond Index Fund	1,427,131,462	258,053,200	(132,049,959)	(3,863,217)	33,311,824	1,582,583,310	158,416,748	32,424,123	—
iShares U.S. Long Credit Bond Index Fund	159,548,136	27,106,882	(15,021,793)	(1,278,783)	3,234,474	173,588,916	17,969,867	6,214,770	—
iShares U.S. Long Government Bond Index Fund	466,063,329	62,041,332	(49,460,233)	(11,557,129)	10,581,615	477,668,914	56,262,534	13,091,097	—
iShares U.S. Securitized Bond Index Fund	1,123,185,653	84,096,236	(136,385,562)	(9,478,520)	28,460,604	1,089,878,411	112,474,552	30,176,136	—
Large Cap Index Master Portfolio	1,709,963,882	—	(225,196,071)(b)(d)	6,504,506	304,169,602	1,795,441,919	$1,795,441,919	17,380,938	—
Master Small Cap Index Series	169,246,417	—	(27,728,166)(b)(d)	5,521,764	9,736,004	156,776,019	$156,776,019	1,594,342	—
				$ (3,616,172)	$ 526,412,824	$ 7,612,682,862		$ 149,979,311	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock LifePath® Index Retirement Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 1,095,388,218	$ —	$ —	$ 1,095,388,218
Fixed-Income Funds	4,553,226,281	—	—	4,553,226,281
Money Market Funds	11,850,425	—	—	11,850,425
	$5,660,464,924	$—	$—	5,660,464,924
Investments Valued at NAV(a)				1,952,217,938
				$ 7,612,682,862

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International